Loss per share - Schedule of Net Loss per Common Share (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Issued common shares (in shares)	151,170,305	148,661,312
Weighted average number of Common Shares - Basic (in shares)	150,404,130	141,580,917
Weighted average number of Common Shares - Diluted (in shares)	150,404,130	141,580,917
Diluted net loss per share (in USD per share)	$ (7.11)	$ (2.04)
Basic net loss per share (in USD per share)	$ (7.11)	$ (2.04)